UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED PORTFOLIOS - 41.3%
	ASSET ALLOCATION - 4.7%
236,818	Credit Suisse Merger Arbitrage Index ETN*+	$4,890,292
		4,890,292

	COMMODITY - 0.1%
2,837	iShares S&P GSCI Commodity Indexed Trust*	99,834
		99,834

	DEBT - 13.0%
150,274	iShares iBoxx $ High Yield Corporate Bond Fund	13,682,447
		13,682,447

	EQUITY - 23.5%
59,606	Consumer Discretionary Select Sector SPDR Fund	2,361,590
68,563	Consumer Staples Select Sector SPDR Fund	2,111,740
29,011	Energy Select Sector SPDR Fund	2,219,922
71,396	Financial Select Sector SPDR Fund	1,056,661
72,584	Health Care Select Sector SPDR Fund	2,478,744
62,572	Industrial Select Sector SPDR Fund	2,167,494
42,624	iPath S&P 500 VIX Mid-Term Futures ETN*+	2,080,051
274	Materials Select Sector SPDR Fund	10,409
25,999	SPDR S&P MidCap 400 ETF Trust	4,448,689
47,663	Technology Select Sector SPDR Fund	1,230,182
95,392	Vanguard MSCI Emerging Markets ETF	4,613,157
		24,778,639

	TOTAL EXCHANGE TRADED PORTFOLIOS
	(Cost $43,076,344)	43,451,212

	SHORT-TERM INVESTMENTS - 55.8%
58,785,021	Fidelity Institutional Money Market Fund, 0.11%+‡	58,785,021

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,785,021)	58,785,021

	TOTAL INVESTMENTS - 97.1%
	(Cost $101,861,365)	$102,236,233
	Other Assets in Excess of Liabilities - 2.9%	3,024,001
	TOTAL NET ASSETS - 100.0%	$105,260,234

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

* Non-income producing security.
+ All or a portion of this security is segregated as collateral for swap contracts. Aggregate value of segregated securities were $4,741,277.
‡ The rate is the annualized seven-day yield at period end.  The Fidelity Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

ETF - Exchange Traded Fund
ETN - Exchange Traded Note

See accompanying Notes to Schedule of Investments.

Ramius Dynamic Replication Fund
SUMMARY OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Exchange Traded Portfolios
Asset Allocation	4.7%
Commodity	0.1%
Debt	13.0%
Equity	23.5%
Total Exchange Traded Portfolios	41.3%
Short-Term Investments	55.8%
Total Investments	97.1%
Other Assets in Excess of Liabilities	2.9%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Swap Contracts

Credit Default Swaps
						Premium	Unrealized
		Notional	Pay/Receive(1)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Goldman Sachs	Markit CDX NA C
	Investment Grade Series 16 Index	7,000,000	Pay	1.00%	6/20/2016	$(38,837)	$16,780
Goldman Sachs	Markit LCDX NA C
	Series 16 Index	14,000,000	Receive	2.50	6/20/2016	78,750	(177,917)

Total Credit Default Swaps						$39,913	$(161,137)

(1) If Ramius Dynamic Replication Fund (the Fund) is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument.

Total Return Swaps

					Pay/Receive		Unrealized
			# of Shares	Notional	Total Return on	Maturity	Appreciation/
Counterparty	Reference index	Financing Rate(2)	or Units	Amount	Reference Index	Date	(Depreciation)

Barclays	BCCFBKLP vs. DJUBS index	1.25%	9,072	1,590,000	Receive	6/30/2016	$14,140
Barclays	BXIIQVUE Index	0.00	6,958	1,590,000	Receive	5/31/2016	(63,105)
Barclays	BXIITSTP index	0.65	4,814	1,060,000	Receive	7/10/2016	(10,626)
Credit Suisse	CSVIOEUS Index	0.00	18,019	2,120,000	Receive	6/29/2012	23,846
Credit Suisse	FXFTERUS Index	0.00	4,590	1,060,000	Receive	6/29/2012	(14,897)
Credit Suisse	HSGMN index	1.00	5,940	2,120,000	Receive	7/2/2012	(30,043)
Societe General	SGIXVINC index	1-Month USD-LIBOR plus 0.26%	1,769	1,590,000	Receive	7/6/2012	(172,413)
UBS	UBCIV24 index	1.00	2,156	1,060,000	Receive	7/1/2016	(34,976)
UBS	UBEMACS index	1.00	6,303	1,060,000	Receive	7/1/2016	2,399
UBS	ULTAESEU Index	0.00	1,359	1,590,000	Receive	7/1/2016	(11,752)
UBS	ULTARAUX index	1.00	1,497	1,060,000	Receive	7/1/2016	(68,606)

Total Total Return Swaps							$(366,033)

(2) Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2011 (Unaudited)

The Fund had the following futures contracts open at July 31, 2011:

Futures Contracts
Number of Contracts Long (Short)	Description	Expiration Date	Unrealized Appreciation (Depreciation)
1	Gold 100 Oz.	December 2011	$1,417
66	Euro STOXX 50	September 2011	(77,852)
(57)	U.S. Treasury 5 Year Note	September 2011	(125,948)
			$(202,383)

(c) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(d) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index.

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

The Fund may also enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2011 (Unaudited)

exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(e) Money Market Investments
The Fund invests a significant amount (55.8% as of July 31, 2011) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

Note 3 – Federal Income Taxes
At July 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$102,093,429

Unrealized appreciation	$1,108,988
Unrealized depreciation	(966,184)
Net appreciation on investments	$142,804

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2011 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Investments, at Value
Exchange Traded Portfolios	$43,451,212	$-	$-	$43,451,212
Short-Term Investments	58,785,021	-	-	58,785,021
Total Investments	$102,236,233	$-	$-	$102,236,233

Other Financial Instruments*
Futures Contracts	$(202,384)	$-	$-	$(202,384)
Credit Default Swap Contracts	-	(201,050)	-	(201,050)
Total Return Swap Contracts	-	(366,033)	-	(366,033)
Total Liabilities	$(202,384)	$(567,083)	$-	$(769,467)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments, at value	Other Financial Instruments*

Balance as of 10/31/10	$-	$33,333
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	(194,470)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	161,137
Balance as of 7/31/11	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Forwards, swap contracts and written options are valued at market value.  Futures are value at unrealized appreciation (depreciation).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ John P. Zader
Title:	John P. Zader, President
Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	September 28, 2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	September 28, 2011